Related party transactions - Key management personnel (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Transactions
Issued capital	€ 304,437	€ 307,879
Number of supervisory board participants of reporting entity who are also supervisory board participants of General Partner | item	3
Total number of supervisory board participants of reporting entity | item	6
General Partner
Transactions
Amount paid for services received from related party	€ 23,905	14,612	€ 25,995
Annual fee portion of reimbursements paid to related party	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Issued capital	€ 3,000
Balances
Accounts receivable	977	176
Accounts payable	€ 34,170	€ 47,205
Chairman of Supervisory Board
Transactions
Amount paid for services received from related party			€ 2,337